Expense Example - FidelityMunicipalIncome2025Fund-RetailPRO - FidelityMunicipalIncome2025Fund-RetailPRO - Fidelity Municipal Income 2025 Fund - Fidelity Municipal Income 2025 Fund	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505